Intangible Assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets Other Than Goodwill [Member]
Changes in goodwill and intangible assets
Intangible assets at beginning of period	€ 3,965
Intangible assets at end of period	3,835	€ 3,965
Intangible Assets Other Than Goodwill [Member] | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	10,563	9,396
Foreign currency exchange differences	515	644
Additions from business combinations	163	536
Other additions	309	85
Retirements/disposals	(910)	(102)
Transfers	1	4
Intangible assets at end of period	10,641	10,563
Intangible Assets Other Than Goodwill [Member] | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(6,598)	(5,612)
Foreign currency exchange differences	(315)	(393)
Retirements/disposals	873	85
Additions amortization	766	678
Intangible assets at end of period	(6,806)	(6,598)
Software and Database Licenses
Changes in goodwill and intangible assets
Intangible assets at beginning of period	286
Intangible assets at end of period	513	286
Software and Database Licenses | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	833	793
Foreign currency exchange differences	8	12
Additions from business combinations	0	0
Other additions	244	19
Retirements/disposals	(115)	(84)
Transfers	87	93
Intangible assets at end of period	1,057	833
Software and Database Licenses | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(547)	(523)
Foreign currency exchange differences	(7)	(11)
Retirements/disposals	109	64
Additions amortization	99	77
Intangible assets at end of period	(544)	(547)
Acquired Technology
Changes in goodwill and intangible assets
Intangible assets at beginning of period	598
Intangible assets at end of period	486	598
Acquired Technology | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	2,996	2,565
Foreign currency exchange differences	170	205
Additions from business combinations	65	233
Other additions	0	0
Retirements/disposals	(703)	(7)
Transfers	(1)	0
Intangible assets at end of period	2,527	2,996
Acquired Technology | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(2,398)	(2,043)
Foreign currency exchange differences	(137)	(171)
Retirements/disposals	703	11
Additions amortization	209	195
Intangible assets at end of period	(2,041)	(2,398)
Customer Relationship and Other Intangibles
Changes in goodwill and intangible assets
Intangible assets at beginning of period	3,081
Intangible assets at end of period	2,836	3,081
Customer Relationship and Other Intangibles | Historical cost
Changes in goodwill and intangible assets
Intangible assets at beginning of period	6,734	6,038
Foreign currency exchange differences	337	427
Additions from business combinations	98	303
Other additions	65	66
Retirements/disposals	(92)	(11)
Transfers	(85)	(89)
Intangible assets at end of period	7,057	6,734
Customer Relationship and Other Intangibles | Accumulated amortization
Changes in goodwill and intangible assets
Intangible assets at beginning of period	(3,653)	(3,046)
Foreign currency exchange differences	(171)	(211)
Retirements/disposals	61	10
Additions amortization	458	406
Intangible assets at end of period	€ (4,221)	€ (3,653)